UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23266

AIP ALTERNATIVE LENDING FUND P

(Exact name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (800) 421-7572

Kara Fricke, Esq.

Morgan Stanley Investment Management Inc.

1633 Broadway

New York, New York 10019

(Name and address of agent for service)

COPY TO:

Allison M. Fumai, Esq.

DECHERT LLP

1095 Avenue of the Americas

New York, NY 10036-6797

(212) 698-3500

Date of fiscal year end: September 30

Date of reporting period: September 30, 2023

Explanatory Note:

The Registrant is filing this amendment to its Form N-CSR for the year ended September 30, 2023, originally filed with the Securities and Exchange Commission on December 7, 2023 (Accession Number 0001104659-23-124266). The sole purpose of this amendment is to update the reporting period included in the certifications required under Rule 30a-2(a) and Rule 30a-2(b) of the Investment Company Act of 1940, as amended. Other than the aforementioned, no other information or disclosures contained in the original filing are being amended by this amendment.

Item 1 through Item 12 to the amendment are incorporated by reference to the original filing.

ITEM 13.	EXHIBITS.

(a)

(1)	The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications of Principal Executive Officer and Principal Financial Officer are attached to this report as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIP ALTERNATIVE LENDING FUND P

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: President
Date: February 14, 2025

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: Principal Executive Officer
Date: February 14, 2025

By:	/s/ Francis J. Smith
Name: Francis J. Smith
Title: Principal Financial Officer
Date: February 14, 2025